LEASE	12 Months Ended
Dec. 31, 2023
LEASE
LEASE

10.LEASE

A. Leases of medical equipment as lessor

The following table presents the lease receivables derive from the Group’s operating, sales-type and direct financing leases:

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
Current
Account receivable - Operating lease	14,230	14,683	2,068
Account receivable - Sales-type lease	906	1,515	213

Total	15,136	16,198	2,281

Lease receivables for operating and sales-type leases are presented in accounts receivable on the consolidated balance sheets. Lease receivables for direct financing leases are presented as net investment in direct financing leases. As of December 31, 2022 and 2023, the allowance of lease receivables was RMB2,175 and RMB2,175 (US$306), respectively. Accordingly, risk of default with respect to these receivables is remote.

Lease receivables with carrying value of RMB340 and RMB1,759 (US$248) (note 18) were pledged as collaterals for bank and other borrowings of RMB47,409 and RMB40,066 (US$5,643) as of December 31, 2022 and 2023, respectively.

The following table presents the lease income recognized relating to the Group’s operating, sales-type and direct financing leases:

	For the Year Ended December 31, 2023
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$
Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,366	474	—	—	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,366	474	—	—	—	—

Lease income relating to lease payments					13,371	1,883
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	13,371	1,883

	For the Year Ended December 31, 2022
			Direct financing
	Sales-type leases		leases		Operating leases
	RMB	US$	RMB	US$	RMB	US$

Selling loss recognized at the commencement date	—	—	—	—	—	—

Interest income on net investment in the lease	3,326	482	414	60	—	—
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	3,326	482	—	—	—	—

Lease income relating to lease payments					18,226	2,643
Including: Income relating to variable lease payments not included in the measurement of lease receivable	—	—	—	—	18,226	2,643

The Group’s lease assets do not contain material residual value by the end of the lease term. In order to mitigate the risks associated with the residual value of its leased assets, the Group usually enters into arrangements where the lease terms are approximate to the economic useful life of the leased assets so as to minimize their residual value.

The future minimum lease payments to be received from such non-cancelable operating leases are as follows:

	Future minimum
	operating lease payments
	RMB	US$
2024	1,396	197
2025	1,396	197
2026	931	131
2027	—	—
2028	—	—
Above 5 years	—	—

Lease payments for the Group’s sales-type lease payments are all variable based on the profit or revenue generated from the underlying assets thus the Group does not recognize any net investment in the lease at commencement.

B. Failed sales-leaseback transactions as seller-lessee

The Group has failed sales-leaseback transactions in which the Group acts as seller-lessee but does not effectively transfer control of the underlying asset to the buyer-lessor. The Group accounts for failed sales-leaseback transactions as financings. The Group recorded RMB301,681 (US$42,491) and RMB202,178 (US$28,476) under “Long-term bank and other borrowings, current portion” and “Long-term bank and other borrowings, non-current portion”, respectively as of December 31, 2023. The effective interest rate used in the computation of interest expense ranged from 2.08% to 11.70%. Interest expenses recorded in the Group’s consolidated statement of comprehensive loss amounted to RMB39,876, RMB47,049, and RMB74,024 (US$10,426) for the years ended December 31, 2021, 2022 and 2023, respectively.

C. Operating leases as lessee

The components of lease cost were as follows:

	For the year ended December 31, 2023
	RMB	US$
Operating lease cost	41,158	5,797
Short term lease cost	41	6

Total	41,199	5,803

For the year ended December 31, 2023, total operating and short-term lease costs of RMB19,834 (US$2,794) and RMB21,365 (US$3,009) were recorded in cost of revenue and general and administrative expenses, respectively.

Other information

	For the year
	ended December 31, 2023
	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	18,147	2,556
ROU assets obtained in exchange for operating lease liabilities*	15,060	2,121
Weighted-average remaining lease terms (in years)	3	3
Weighted-average discount rate	5.87%	5.87%

*     Includes new leases entered into during the year ended December 31, 2023. Changes in the ROU asset and liability are presented net within operating activities.

Future minimum lease payments for operating leases as of December 31, 2023 are as follows:

	Minimum Lease Payments
	RMB	US$
Year ending December 31,
2024	57,992	8,168
2025	29,134	4,103
2026	24,046	3,387
2027	21,723	3,060
2028	22,097	3,112
Thereafter	167,181	23,547
Total future lease payments	322,173	45,377
Less: Imputed interest	82,674	11,645
Total lease liability balance	239,499	33,732

The Group did not have any leasing transactions with related parties.

Land use rights

The following table presents the original cost payment, accumulated amortization and net carrying value of the Group’s land use rights for the periods presented:

	As at December 31,
	2022	2023	2023
	RMB	RMB	US$
	Right-of-use	Right-of-use	Right-of-use
	Asset	asset	asset

Land use rights	464,209	464,209	65,382
Less: accumulated amortization	(56,723)	(66,350)	(9,345)
Net carrying value	407,486	397,859	56,037

As of December 31, 2022 and 2023, the Group recorded land lease payment under “Right-of-use assets, net” of RMB407,486 and RMB397,859 (US$56,037), respectively. Amortization expenses for the years ended December 31, 2021, 2022 and 2023 were RMB9,621, RMB9,627 and RMB9,627 (US$1,356), respectively.

The net book value of the Group’s land use right payments pledged to secure bank and other borrowings was RMB395,973 and RMB386,614 (US$ 54,453) (note 18) as of December 31, 2022 and 2023, respectively.

The estimated annual amortization expenses for the land leases payment for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2024	9,627	1,356
2025	9,627	1,356
2026	9,627	1,356
2027	9,627	1,356
2028	9,627	1,356